UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23008

 NAME OF REGISTRANT:                     Bond Portfolio II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


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Bond Portfolio II was liquidated during the reporting period.  The proxy voting record of the Portfolio for record dates on or before April 21, 2016 is included in this filing.
Bond Portfolio II
--------------------------------------------------------------------------------------------------------------------------
 CLIFFS NATURAL RESOURCES INC.                                                               Agenda Number:  934337064
--------------------------------------------------------------------------------------------------------------------------
        Security:  18683K101
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2016
          Ticker:  CLF
            ISIN:  US18683K1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: J.T. BALDWIN                        Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: R.P. FISHER, JR.                    Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: L. GONCALVES                        Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: S.M. GREEN                          Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: J.A. RUTKOWSKI, JR.                 Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: J.S. SAWYER                         Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: M.D. SIEGAL                         Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: G. STOLIAR                          Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: D.C. TAYLOR                         Mgmt          For                            For

2.     APPROVAL OF THE CLIFFS NATURAL RESOURCES                  Mgmt          For                            For
       INC. AMENDED AND RESTATED 2014 NONEMPLOYEE
       DIRECTORS' COMPENSATION PLAN.

3.     APPROVAL, ON AN ADVISORY BASIS, OF OUR                    Mgmt          Against                        Against
       NAMED EXECUTIVE OFFICERS' COMPENSATION.

4.     SHAREHOLDER PROPOSAL REGARDING MAJORITY                   Shr           Against                        For
       VOTING IN DIRECTOR ELECTIONS.

5.     THE RATIFICATION OF THE APPOINTMENT OF                    Mgmt          For                            For
       DELOITTE & TOUCHE LLP AS THE INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM OF CLIFFS
       TO SERVE FOR THE 2016 FISCAL YEAR.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Bond Portfolio II
By (Signature)       /s/ Kathleen C. Gaffney
Name                 Kathleen C. Gaffney
Title                President
Date                 08/09/2016